INCOME TAXES - Benefit for income taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current tax provision:
State			$ (188)	$ (10)
Foreign			(1,482)	(665)
Total current provision			(1,670)	(675)
Deferred tax benefit:
Federal			10,233	149
State			1,949	27
Foreign			66	641
Total deferred benefit	$ 1,533	$ 125	(12,248)	(817)
Total income tax benefit	$ 3,861	$ 1,491	$ 10,578	$ 142